Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue, Major Customer [Line Items]
Sales	$ 26,001	$ 17,121	$ 47,358	$ 35,884
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales			9,667	6,770
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales			$ 6,382